Share Incentive Plan - Schedule of Assumptions Used to Calculate Estimated Fair Value of Options (Details) - Binomial Option Pricing Model	Oct. 20, 2017 ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	2.00%
Risk-free interest rate, maximum	2.40%
Volatility, minimum	32.00%
Volatility, maximum	45.00%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	¥ 565.80
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.2
Exercise price	¥ 0.0312
Life of option (years)	6 months 10 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples	2.8
Exercise price	¥ 560.95
Life of option (years)	10 years